T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

ARGENTINA 0.4%			Restaurant Brands International
			(USD)	40,942	2,666
Common Stocks 0.4%			Seven Generations Energy,
			Class A (1)	251,331	1,815
Globant (USD)(1)	16,852	1,203	TransCanada (USD)(2)	37,200	1,672
Total Argentina
(Cost $876)		1,203	Total Canada
			(Cost $14,847)		14,806

AUSTRALIA 2.2%			CHILE 0.5%

Common Stocks 2.2%			Common Stocks 0.5%
Amcor	400,620	4,383	Liberty Latin America, Class C
South32	917,625	2,437	(USD)(1)	85,814	1,669
Total Australia			Total Chile
(Cost $4,496)		6,820	(Cost $1,904)		1,669

AUSTRIA 1.0%			CHINA 7.4%

Common Stocks 1.0%			Common Stocks 5.3%
Erste Group Bank	83,071	3,053	58.com, ADR (USD)(1)	16,311	1,071
Total Austria			Alibaba Group Holding, ADR
(Cost $2,546)		3,053	(USD)(1)	33,600	6,130
			China Mengniu Dairy (HKD)	484,000	1,801
BELGIUM 0.2%			China Overseas Land &
			Investment (HKD)	450,000	1,713
Common Stocks 0.2%			Tencent Holdings (HKD)	113,200	5,206
Galapagos (1)	6,351	747			15,921
Total Belgium			Common Stocks - China A Shares 1.9%
(Cost $641)		747	BTG Hotels Group (CNH)	328,591	1,074
			Gree Electric Appliances of
BRAZIL 1.3%			Zhuhai (CNH)	291,700	2,048
			Kweichow Moutai (CNH)	21,570	2,735

Common Stocks 1.3%					5,857
Banco Bradesco, ADR (USD)	223,300	2,436
StoneCo, Class A (USD)(1)	35,539	1,461	Convertible Preferred Stocks 0.2%
			Xiaoju Kuaizhi, Series A-17
Total Brazil			Acquisition Date: 10/19/15
(Cost $2,467)		3,897	Cost $343 (USD)(1)(3)(4)	12,518	601

CANADA 4.9%					601
			Total China
Common Stocks 4.9%			(Cost $10,337)		22,379
Canadian Natural Resources	97,700	2,682
Canadian Pacific Railway	9,450	1,947
Magna International (USD)	82,643	4,024

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

FINLAND 0.7%			HONG KONG 3.8%

Common Stocks 0.7%			Common Stocks 3.8%
Sampo, A Shares	45,406	2,058	AIA Group	565,800	5,658
Total Finland			CK Hutchison Holdings	217,384	2,286
(Cost $1,910)		2,058	Jardine Matheson Holdings
			(USD)	56,500	3,527

FRANCE 7.3%			Total Hong Kong
			(Cost $7,030)		11,471
Common Stocks 7.3%
Air Liquide	24,216	3,082	INDIA 5.0%
Airbus (5)	21,944	2,908
BNP Paribas	49,502	2,356	Common Stocks 5.0%
Dassault Aviation	1,504	2,218	Axis Bank (1)	285,376	3,190
EssilorLuxottica	23,156	2,530	Housing Development Finance	197,995	5,611
LVMH Moet Hennessy Louis			Maruti Suzuki India	7,791	750
Vuitton	1,978	729	NTPC	2,150,155	4,195
Schneider Electric	18,081	1,419	Yes Bank	334,847	1,324
Thales	44,633	5,347	Total India
Ubisoft Entertainment (1)	17,034	1,519	(Cost $8,481)		15,070
Total France
(Cost $18,585)		22,108	INDONESIA 1.8%

GERMANY 5.2%			Common Stocks 1.8%
			Bank Central Asia	1,823,900	3,559
Common Stocks 5.0%			Sarana Menara Nusantara	32,277,000	1,781
Bayer	52,478	3,379	Total Indonesia
Fresenius	32,678	1,826	(Cost $2,497)		5,340
Infineon Technologies	40,900	812
Knorr-Bremse (1)	12,565	1,250	ITALY 0.9%
Merck	13,469	1,538
SAP	20,955	2,423	Common Stocks 0.9%
Telefonica Deutschland Holding	371,440	1,168
Wirecard	8,866	1,114	Banca Mediolanum	397,601	2,822
Zalando (1)	39,070	1,526	Total Italy
			(Cost $2,939)		2,822
		15,036
Preferred Stocks 0.2%			JAPAN 13.7%
Sartorius (6)	3,206	551
			Common Stocks 13.7%
		551	Bridgestone	7,200	277
Total Germany			Chugai Pharmaceutical	24,300	1,674
(Cost $14,513)		15,587	Daiichi Sankyo	21,300	984
			Disco (2)	8,500	1,217
			en-japan (2)	29,500	862
			Fujitsu General (2)	120,100	1,703

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Hoshizaki	9,300	577
Inpex	85,300	811	PORTUGAL 2.0%
Japan Tobacco (2)	48,600	1,204
Kansai Paint (2)	41,700	797	Common Stocks 2.0%
Koito Manufacturing	21,000	1,194	Galp Energia	178,681	2,863
Kusuri no Aoki Holdings (2)	9,500	681	Jeronimo Martins	209,051	3,087
Mitsubishi Electric	241,700	3,118
Murata Manufacturing	55,800	2,792	Total Portugal
Nippon Telegraph & Telephone	94,600	4,033	(Cost $6,124)		5,950
Outsourcing (2)	38,000	472
Persol Holdings (2)	96,400	1,565	SAUDI ARABIA 0.3%
Renesas Electronics (1)	118,100	549
Sega Sammy Holdings	82,700	977	Common Stocks 0.3%
Seven & i Holdings	105,900	3,996	Al Rajhi Bank	31,955	924
Stanley Electric	61,500	1,657	Total Saudi Arabia
Suzuki Motor	19,800	878	(Cost $720)		924
Takeda Pharmaceutical	146,732	6,009

Terumo	51,200	1,567	SOUTH AFRICA 3.6%
Trend Micro	7,400	361

Yahoo Japan	654,400	1,605	Common Stocks 3.6%
Total Japan			FirstRand	514,500	2,253
(Cost $39,053)		41,560	Multichoice Group (1)	47,411	396
			Naspers, N Shares	35,718	8,324
NETHERLANDS 4.1%
			Total South Africa
Common Stocks 4.1%			(Cost $9,871)		10,973

ASML Holding	19,881	3,737	SOUTH KOREA 3.2%
Koninklijke Philips	89,552	3,659

NXP Semiconductors (USD)	57,671	5,097	Common Stocks 3.2%
Total Netherlands			LG Household & Health Care	1,589	1,986
(Cost $9,532)		12,493	NAVER	32,485	3,555
			Samsung Electronics	102,405	4,039
PERU 0.6%
			Total South Korea
			(Cost $6,795)		9,580
Common Stocks 0.6%

Credicorp (USD)	7,856	1,885	SPAIN 1.5%
Total Peru
(Cost $1,447)		1,885	Common Stocks 1.5%
			Amadeus IT Group, A Shares	42,665	3,420
PHILIPPINES 0.4%			Grifols, ADR (USD)	54,127	1,088

Common Stocks 0.4%			Total Spain
			(Cost $2,431)		4,508
SM Investments	61,960	1,103
Total Philippines
(Cost $1,009)		1,103

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SWEDEN 2.8%			UNITED KINGDOM 7.7%

Common Stocks 2.8%			Common Stocks 7.7%
Essity, B Shares (5)	230,193	6,643	British American Tobacco	125,993	5,256
Hexagon, B Shares	35,304	1,845	Burberry Group	55,912	1,425
Total Sweden			ConvaTec Group	497,854	919
(Cost $6,189)		8,488	Farfetch, Class A (USD)(1)	44,156	1,188
			LivaNova (USD)(1)	13,286	1,292
SWITZERLAND 6.4%			London Stock Exchange
			Group(5)	41,856	2,589
			Prudential	136,183	2,730
Common Stocks 6.4%			Reckitt Benckiser Group	31,539	2,625
dormakaba Holding	2,081	1,491	Smith & Nephew	181,283	3,600
Julius Baer Group	55,424	2,242	Vodafone Group	876,740	1,598
Lonza Group	11,414	3,543
Nestle	57,293	5,463	Total United Kingdom
Roche Holding	6,945	1,914	(Cost $23,446)		23,222
UBS Group	395,014	4,793
			UNITED STATES 4.4%
Total Switzerland
(Cost $17,859)		19,446	Common Stocks 4.4%
			Booking Holdings (1)	1,757	3,066
TAIWAN 2.5%			Linde (EUR)	14,811	2,608
			Mastercard, Class A	15,000	3,532
Common Stocks 2.5%			Philip Morris International	20,315	1,795
Largan Precision	15,000	2,250	Waste Connections	25,600	2,268
Taiwan Semiconductor
Manufacturing	651,000	5,214	Total United States
			(Cost $7,614)		13,269
Total Taiwan
(Cost $3,769)		7,464	SHORT-TERM INVESTMENTS 2.8%

THAILAND 0.6%			MONEY MARKET FUNDS 2.8%
			T. Rowe Price Government Reserve
Common Stocks 0.6%			Fund, 2.49% (7)(8)	8,368,916	8,369
CP ALL	807,000	1,889	Total Short-Term Investments
Total Thailand			(Cost $8,369)		8,369
(Cost $883)		1,889

UNITED ARAB EMIRATES 0.5%

Common Stocks 0.5%
First Abu Dhabi Bank	359,048	1,494
Total United Arab Emirates
(Cost $1,001)		1,494

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.2%

Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 2.2%
Short-Term Funds 2.2%
T. Rowe Price Short-Term Fund,
2.60% (7)(8)	670,497	6,705
Total Short-Term Funds
(Cost $6,705)		6,705

Total Investments in a Pooled Account
through Securities Lending Program with
JPMorgan Chase Bank		6,705
Total Securities Lending Collateral
(Cost $6,705)		6,705

Total Investments in Securities 101.9%
(Cost $246,885)		$308,352
Other Assets Less Liabilities (1.9)%		(5,723)
Net Assets 100.0%		302,629

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $601 and represents 0.2% of net assets.
(5) All or a portion of this security is pledged to cover or as collateral for written call options at March 31, 2019.
(6) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7) Seven-day yield
(8) Affiliated Companies

ADR	American Depositary Receipts
CNH	Offshore China Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

(Amounts in 000s except for contracts)

OPTIONS WRITTEN (0.0)%

Exchange-Traded Options Written (0.0)%
		Notional
Description	Contracts	Amount	Value
Airbus, Call, 5/17/19 @ 120.00 (EUR)	23	(272)	(7)
Essity, Call, 4/17/19 @ 265.00 (SEK)	107	(2,871)	(4)
Essity, Call, 5/17/19 @ 270.00 (SEK)	52	(1,395)	(2)
London Stock Exchange Group, Call, 5/17/19 @ 50.00 (GBP)	3	(142)	(2)
Total Options Written (Premiums $(17))			(15)

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

Forward Currency Exchange Contracts
(Amounts in 000s)
						Unrealized
Counterparty	Settlement	Receive	Deliver			Gain (Loss)
State Street	4/15/19	USD	1,464	JPY	162,669$	(6)
Net unrealized gain (loss) on open forward
currency exchange contracts						$(6)

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$39
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$39+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government Reserve Fund	$1,822		¤	¤ $	8,369
T. Rowe Price Short-Term Fund	7,613		¤	¤	6,705
					$15,074^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $39 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,074.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Stock Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in
Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks		$43,543$	242,726$	— $	286,269
Common Stocks - China A Shares		—	5,857	—	5,857
Convertible Preferred Stocks		—	—	601	601
Preferred Stocks		—	551	—	551
Short-Term Investments		8,369	—	—	8,369
Securities Lending Collateral		6,705	—	—	6,705
Total		$58,617$	249,134$	601$	308,352
Liabilities
Options Written	$	— $	15$	— $	15
Forward Currency Exchange Contracts		—	6	—	6
Total	$	— $	21$	— $	21

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $14,000 for the period ended March 31, 2019.

($000s)

	Beginning Balance	Gain (Loss) During	Ending Balance
	1/1/19	Period	3/31/19
Investment in Securities

Convertible Preferred Stocks	$587	$14	$601